Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 12. COMMITMENTS AND CONTINGENCIES
The Company is subject to certain legal proceedings, claims, investigations, and administrative proceedings in the ordinary course of its business. The Company records a provision for a liability when it is both probable that the liability has been incurred and the amount of the liability can be reasonably estimated. These provisions, if any, are reviewed and adjusted to reflect the impacts of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular case. Depending on the nature and timing of any such proceedings that may arise, an unfavorable resolution of a matter could materially affect the Company’s future consolidated results of operations, cash flows or financial position in a particular period. As of September 30, 2022, there was no material pending or threatened litigation against us.
The Company pursues claims recoveries through settlement, arbitration and legal proceedings. The accounting policy for these activities is discussed under Claims recovery income in Note 2,
Basis of presentation and summary of significant accounting policies
.
Approximately 88% of the Company’s expected recoveries arise from claims being brought under the Medicare Secondary Payer Act. This law allows the Company to pursue recoveries against primary payers for reimbursement of medical expenses that the Company’s assignors paid for when primary payers (i.e. liability insurers) were responsible for payment. The Repair Abuses of MSP Payments Act (“RAMP Act”) introduced to the U.S. House of Representatives in June 2022 seeks to repeal the private cause of action under the Medicare Secondary Payer Act – a fundamental component of how the Company is able to calculate damages. The Medicare Secondary Payer Act’s private cause of action incentivizes private parties, such as MSP Recovery, to pursue reimbursement of conditional payments by rewarding them with double damages. The repeal of the private cause of action would remove the possibility of recovering double damages. If the Medicare Secondary Payer Act is substantially changed or repealed, or if the RAMP Act were enacted to apply retroactively, it could significantly reduce the Company’s potential recoveries and have a material adverse effect on its business, financial condition and results of operations.

Note 10. COMMITMENTS AND CONTINGENCIES
The Company is subject to certain legal proceedings, claims, investigations, and administrative proceedings in the ordinary course of its business. The Company records a provision for a liability when it is both probable that the liability has been incurred and the amount of the liability can be reasonably estimated. These provisions, if any, are reviewed and adjusted to reflect the impacts of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular case. Depending on the nature and timing of any such proceedings that may arise, an unfavorable resolution of a matter could materially affect the Company’s future combined and consolidated results of operations, cash flows or financial position in a particular period. As of December 31, 2021, there were no material pending or threatened litigations against us.
The Company pursues claims recoveries through settlement, arbitration and legal proceedings. The accounting policy for these activities is discussed under
Claims recovery income
in Note 2 –
Basis of presentation and summary
of significant accounting policies
.